Dividends paid and proposed	12 Months Ended
Dec. 31, 2025
Dividends Paid And Proposed [Abstract]
Dividends paid and proposed	Dividends paid and proposed
Woodside Energy Group Ltd, the parent entity, paid and proposed dividends set out below:

	2025	2024	2023
	US$m	US$m	US$m
(a) Dividends paid during the financial year
Prior year fully franked final dividend[1]	1,006	1,139	2,734
Current year fully franked interim dividend[2]	1,006	1,310	1,519
	2,012	2,449	4,253
(b) Dividend declared subsequent to the reporting period (not recorded as a liability)
Current year fully franked final dividend[3]	1,122	1,006	1,139
(c) Other information
Current year dividends per share (US cents)	112	122	140
1.2025: US$0.53, paid on 2 April 2025
2024: US$0.60, paid on 4 April 2024
2023: US$1.44, paid on 5 April 2023
2.2025: US$0.53, paid on 24 September 2025
2024: US$0.69, paid on 3 October 2024
2023: US$0.80, paid on28 September 2023
3.2025: US$0.59 to be paid on 27 March 2026
2024: US$0.53 paid on 2 April 2025
2023: US$0.60 paid on 4 April 2024
The Dividend Reinvestment Plan (DRP) was approved by the shareholders at the Annual General Meeting in 2003 for activation as required to fund future growth. The DRP was reactivated in 2019 and suspended by the Board of Directors on 27 February 2023.